Mar. 01, 2016

T. Rowe Price Summit Cash Reserves Fund

Supplement to Prospectus Dated March 1, 2016

This supplement highlights certain information that was previously included in the March 1, 2016 prospectus, including the fund’s forthcoming name change and intention to operate as a “retail money market fund,” and updates that prospectus to describe further changes the T. Rowe Price Summit Cash Reserves Fund will be making in connection with amendments to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940. The changes are effective immediately unless otherwise noted.

As previously disclosed, the fund will change its name on August 1, 2016 to the T. Rowe Price Cash Reserves Fund. Accordingly, effective August 1, 2016, all references in the prospectus to the T. Rowe Price Summit Cash Reserves Fund will be replaced by reference to the T. Rowe Price Cash Reserves Fund. In connection with the fund’s name change, effective August 1, 2016, the fund will lower its minimum investment requirements as described under “Purchase and Sale of Fund Shares” on pages 5-6 of the fund’s prospectus.

In accordance with the fund’s intention to qualify as a retail money market fund, the last paragraph under “Principal Investment Strategies” on page 2 is replaced with the following two paragraphs:

“Retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons. On or around July 1, 2016, the fund will begin to implement, and will work with its intermediaries to develop and implement, policies and procedures designed to limit new investments in the fund to accounts beneficially owned by natural persons, although existing shareholders at that time that do not meet the criteria may generally continue to purchase additional shares. New investors wishing to purchase shares on or after July 1, 2016 may be required to demonstrate eligibility (for example, by providing their Social Security number). It is expected that on or around September 23, 2016, the fund will, upon at least 60 days’ advance written notification, begin to involuntarily redeem any investors that do not satisfy these eligibility requirements.

Pursuant to Rule 2a-7, beginning October 14, 2016, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions and postpone payment of redemption proceeds from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund.

The first paragraph under “Principal Risks” on page 2 is replaced with the following:

As with any mutual fund, there can be no guarantee the fund will achieve its objective. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Beginning October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.